Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable
Allowance for credit losses	$ (45)	$ (70)
Accounts receivable, net	146,967	155,537
Third parties
Accounts Receivable
Accounts receivable	146,607	155,155
Related parties
Accounts Receivable
Accounts receivable	$ 405	$ 452